S000082569 [Member] Average Annual Total Returns		12 Months Ended	25 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.43%	[1]
AB Tax-Aware Intermediate Municipal ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	4.33%	[1]
Performance Inception Date			Dec. 13, 2023
AB Tax-Aware Intermediate Municipal ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.29%	4.23%	[1]
Performance Inception Date	[2]		Dec. 13, 2023
AB Tax-Aware Intermediate Municipal ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.98%	4.03%	[1]
Performance Inception Date	[2]		Dec. 13, 2023

[1]	Inception date is 12/13/23.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.